FINANCIAL TRUSTS - Micro Lending (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Micro Lending Trust Financial Trust, III
Financial Trust
Securitized Amount	$ 39,779
Micro Lending Trust Financial Trust, III | VDF TV A vto 03/12/13 [member]
Financial Trust
Securities issued	31,823
Micro Lending Trust Financial Trust, III | VDF B Vto: 11/12/13 [member]
Financial Trust
Securities issued	6,364
Micro Lending Trust Financial Trust, III | CP Vto: 10/12/16 [member]
Financial Trust
Securities issued	1,592
Micro Lending Financial Trusts, IV
Financial Trust
Securitized Amount	40,652
Micro Lending Financial Trusts, IV | VDF TV A Vto: 06/20/13 [member]
Financial Trust
Securities issued	32,522
Micro Lending Financial Trusts, IV | VDF B Vto: 10/20/13 [member]
Financial Trust
Securities issued	6,504
Micro Lending Financial Trusts, IV | CP Vto: 10/12/16 [member]
Financial Trust
Securities issued	1,626
Micro Lending Financial Trusts, XVIII
Financial Trust
Securitized Amount	119,335
Micro Lending Financial Trusts, XVIII | VDF TV A Vto: 05/15/19 [member]
Financial Trust
Securities issued	89,501
Micro Lending Financial Trusts, XVIII | VDF TV B Vto: 08/15/19 [member]
Financial Trust
Securities issued	7,291
Micro Lending Financial Trusts, XVIII | CP Vto: 10/15/22 [member]
Financial Trust
Securities issued	$ 22,543